Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] USD ($) shares		Common Stock [Member] HKD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Amounts Due From Related Parties [Member] USD ($)	Amounts Due From Related Parties [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	USD ($) shares	HKD ($) shares
Balance at Dec. 31, 2021				$ 3,900			$ 2,042,379		$ (24,231,643)		$ 29,774,589		$ (106,754)		$ 7,482,471
Balance, shares at Dec. 31, 2021 | shares	[1]	11,585,000		11,585,000
Net loss(income)											6,818,599				6,818,599
Repayment from related parties									6,117,332						6,117,332
Dividend declared									18,114,311		(28,114,311)				(10,000,000)
Foreign currency translation adjustments													7,496		7,496
Ending balance, value at Dec. 31, 2022				$ 3,900			2,042,379				8,478,877		(99,258)		10,425,898
Balance, shares at Dec. 31, 2022 | shares	[1]	11,585,000		11,585,000
Net loss(income)											6,628,881				6,628,881
Repayment from related parties
Dividend declared											(5,329,213)				(5,329,213)
Foreign currency translation adjustments													17,866		17,866
Ending balance, value at Dec. 31, 2023				$ 3,900			2,042,379				9,778,545		(81,392)		11,743,432
Balance, shares at Dec. 31, 2023 | shares	[1]	11,585,000		11,585,000
Net loss(income)											(20,210,992)			$ (2,601,926)	(20,210,992)
Repayment from related parties
Foreign currency translation adjustments													3,964	$ 32,528	3,964
Proceeds from the IPO							58,500,012								$ 58,500,012
Stock issued during period shares, new issues | shares		1,666,667	[1]	1,666,667	[1]									11,585,000	11,585,000
Deferred IPO costs							(14,123,844)								$ (14,123,844)
Ending balance, value at Dec. 31, 2024		$ 500		$ 3,900		$ 5,950,729	$ 46,418,547			$ (1,350,016)	$ (10,432,447)	$ 22,107	$ (77,428)	$ 4,623,320	$ 35,912,572
Balance, shares at Dec. 31, 2024 | shares	[1]	13,251,667		13,251,667

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.